Segment Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Revenue information of the Group
Total revenues	$ 362,532,033	$ 559,511,110	$ 575,803,936
Revenue | Customer risk
Revenue information of the Group
Number of customers | item	0	0	0
E-commerce
Revenue information of the Group
Total revenues	$ 234,835,770	$ 419,023,733	$ 420,552,177
Online advertising
Revenue information of the Group
Total revenues	113,235,010	117,948,842	134,229,255
Listing
Revenue information of the Group
Total revenues	$ 14,461,253	$ 22,538,535	$ 21,022,504